UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: March 31, 1999

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
277 Park Avenue, 27th Floor
New York, NY 10172

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 350-4062
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         May 12, 1999

Report Type:
13F Holdings Report
List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.












FORM 13F SUMMARY PAGE



Report Summary:

Number  of Other Included Managers: 0

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total: $161,016


[NOTIFY-INTERNET]goldman@aristeiacapital.com







                                                                VALUE      SHARES/        INVSTMT    VOTING
NAME OF ISSUER               TITLE OF CLASS        CUSIP        (x$1000)   PRN AMT        DSCRETN    SOLE
American Bankers Ins Group   PFD B CV$3.125        024456204        3,094     29,500 SH   SOLE         29,500
Alza Corp Del                SUB LYON ZERO 14      022615AC2        5,274 10,000,000 PRN  SOLE               0
Amkor Technology, Inc        SB NT CV 5.75%03      031652AA8        9,139 10,880,000 PRN  SOLE               0
America Online, Inc          SB NT CONV 4%02       02364JAB0       76,888  6,865,000 PRN  SOLE               0
Aspect Telecomm Corp         SD CV ZRO 144A18      045237AB0        2,925 15,000,000 PRN  SOLE               0
Chesapeake Energy Corp       PFD CONV 7%           165167305          885     70,500 SH   SOLE         70,500
Comverse Technology Inc      SB DB CV 5.75%06      205862AE5        1,894  1,000,000 PRN  SOLE               0
Centocor, Inc                SB DB CV 4.75%06      152342AE1        1,950  2,000,000 PRN  SOLE               0
Costco Companies Inc         SB NT CV ZERO 17      22160QAC6       15,997 15,000,000 PRN  SOLE               0
Global Telesystems Group     SRSB BD CV144A00      37936UAA2        2,113    750,000 PRN  SOLE               0
Ingram Micro, Inc            SR SB CV ZERO 18      457153AA2        6,144 19,050,000 PRN  SOLE               0
Jacor Communications, Inc.   SR LYON ZERO 18       469858AB0          300    572,000 PRN  SOLE               0
Tele Communications Intl Inc SUB DB CV 4.5%06      87924HAA0        2,248  2,000,000 PRN  SOLE               0
Lennar Corp                  SR DB CV ZRO 18       526057AA2        7,275 16,533,000 PRN  SOLE               0
National Australia Bank Ltd  CAP UTS EXCHBL        632525309        3,131     99,400 SH   SOLE         99,400
Network Associates, Inc.     SB DB CV ZERO 18      640938AB2        3,638 10,000,000 PRN  SOLE               0
Reckson Assoc Realty         PFD CV SER A          75621K205        4,146    203,500 SH   SOLE        203,500
Sealed Air Corp              PFD CV A $2           81211K209        8,287    166,900 SH   SOLE        166,900
Thermo Instrument Systems    SUB DB CONV 4%05      883559AE6        5,688  7,000,000 PRN  SOLE               0
                                                                  161,016
